EQUITY INVESTMENTS - Balance Sheet Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023
Schedule of Equity Method Investments [Line Items]
Current assets	$ 619,019	$ 791,049
Current liabilities	431,936	576,232
Noncontrolling interests	5,751	5,633
Huansheng Photovoltaic (Jiangsu) Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Current assets	924,110	556,744
Non-current assets	711,499	615,107
Current liabilities	361,072	444,202
Non-current liabilities	667,617	304,088
Noncontrolling interests	$ 615,395	$ 395,173